Note D - Investments In Real Estate Loans (Detail) - Priority of Real Estate Loans (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Number of Loans	19	24	18
Balance (in Dollars)	$ 30,713,000 [1]	$ 58,024,000	$ 60,276,000	$ (322,000)	$ (3,244,000)	$ (5,759,000)	$ (8,569,000)
Portfolio Percentage	100.00%	100.00%	100.00%
First Deeds of Trust [Member]
Number of Loans		18	10
Balance (in Dollars)		28,684,000	25,334,000
Portfolio Percentage		49.43%	42.03%
Second Deeds of Trust [Member]
Number of Loans		6	8
Balance (in Dollars)		$ 29,340,000	$ 34,942,000
Portfolio Percentage		50.57%	57.97%

[1]	Please see Balance Sheet Reconciliation below.